Supplemental Financial Information - Schedule of Consolidated Statements of Financial Position (Details) - USD ($) $ in Thousands		Dec. 31, 2025	May 23, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents		$ 4,565,136		$ 5,613,672	$ 4,569,517	$ 2,526,431
Margin cash		159,562		136,554
Trade accounts receivable		4,231,924		3,735,540
Dividends receivable		1,465
Inventories		6,107,165		5,015,989
Biological assets		1,826,766		1,608,223	1,712,153	1,861,106
Recoverable taxes		957,211		637,728
Derivative assets		155,602		84,468
Other current assets		433,372		288,842
TOTAL CURRENT ASSETS		18,438,203		17,121,016
NON-CURRENT ASSETS
Long-term investments		45,780
Recoverable taxes		1,874,572		1,412,455
Biological assets		611,799		518,234	531,477	501,958
Related party receivables		41,231		77,355
Deferred income taxes		547,014		651,178
Other non-current assets		488,803		268,737
TOTAL OTHER NON-CURRENT ASSETS		3,609,199		2,927,959
Investments in equity-accounted investees		171,612		38,312	56,601	56,506
Property, plant and equipment		13,645,658		11,780,880	12,918,249	11,915,363
Right of use assets		1,613,647		1,596,873	1,705,710	1,605,093
Intangible assets		1,825,592		1,803,199	1,985,595	1,979,491
Goodwill		5,852,575		5,417,134
TOTAL NON-CURRENT ASSETS		26,718,283		23,564,357
TOTAL ASSETS		45,156,486		40,685,373
CURRENT LIABILITIES
Trade accounts payable		6,198,100		5,465,513
Supply chain finance		1,134,459		728,710
Loans and financing		833,085		2,084,225
Income taxes		288,030		233,027
Other taxes payable		152,959		113,734
Payroll and social charges		1,560,159		1,435,751
Lease liabilities		354,887		335,681
Dividends payable				358,621
Provisions for legal proceedings		159,217		280,804
Derivative liabilities		156,405		165,979
Other current liabilities		704,509		455,020
TOTAL CURRENT LIABILITIES		11,541,810		11,657,065
NON-CURRENT LIABILITIES
Loans and financing		20,257,483		17,242,571
Income and other taxes payable		407,727		406,655
Payroll and social charges		288,065		352,718
Lease liabilities		1,412,398		1,398,348
Deferred income taxes		1,169,300		1,095,291
Provisions for legal proceedings		209,358		216,659
Related party payable		190,998
Derivative liabilities		114,376		100,087
Other non-current liabilities		42,180		81,615
TOTAL NON-CURRENT LIABILITIES		24,091,885		20,893,944
EQUITY
Share capital - common shares		35,114		13,177,841
Reserves	[1]	6,582,694		(6,083,376)
Undistributed results		2,085,772
Attributable to company shareholders		8,703,580		7,094,465
Attributable to non-controlling interest		819,211		1,039,899
TOTAL EQUITY		9,522,791	$ (5,417,642)	8,134,364	$ 9,707,786	$ 9,546,146
TOTAL LIABILITIES AND EQUITY		45,156,486		40,685,373
Restricted subsidiaries [Member] | Parent Company [Member]
CURRENT ASSETS
Cash and cash equivalents		3,921,730		3,572,757
Margin cash		159,048		133,717
Trade accounts receivable		3,055,286		2,733,160
Dividends receivable		1,465
Inventories		4,949,488		4,014,172
Biological assets		1,288,243		1,125,803
Recoverable taxes		721,761		484,047
Derivative assets		140,971		77,114
Other current assets		242,811		188,330
TOTAL CURRENT ASSETS		14,480,803		12,329,100
NON-CURRENT ASSETS
Long-term investments		45,780
Recoverable taxes		1,874,572		1,412,455
Biological assets		256,583		201,814
Related party receivables		41,231		77,355
Deferred income taxes		516,308		614,635
Other non-current assets		378,828		209,937
TOTAL OTHER NON-CURRENT ASSETS		3,113,302		2,516,196
Investments in equity-accounted investees		3,198,779		3,530,098
Property, plant and equipment		10,077,519		8,605,655
Right of use assets		1,370,826		1,355,361
Intangible assets		942,690		940,212
Goodwill		4,513,691		4,178,061
TOTAL NON-CURRENT ASSETS		23,216,807		21,125,583
TOTAL ASSETS		37,697,610		33,454,683
CURRENT LIABILITIES
Trade accounts payable		4,313,158		3,752,732
Supply chain finance		1,134,459		728,710
Loans and financing		781,928		2,030,573
Income taxes		170,093		185,079
Other taxes payable		119,893		104,961
Payroll and social charges		1,072,999		965,459
Lease liabilities		294,217		271,787
Dividends payable				358,621
Provisions for legal proceedings		159,217		280,804
Derivative liabilities		152,218		161,310
Other current liabilities		398,770		294,116
TOTAL CURRENT LIABILITIES		8,596,952		9,134,152
NON-CURRENT LIABILITIES
Loans and financing		17,166,293		14,039,072
Income and other taxes payable		385,147		385,428
Payroll and social charges		303,900		363,308
Lease liabilities		1,212,245		1,201,148
Deferred income taxes		695,746		642,065
Provisions for legal proceedings		209,358		216,659
Related party payable		190,998
Derivative liabilities		114,376		100,087
Other non-current liabilities		34,138		72,215
TOTAL NON-CURRENT LIABILITIES		20,312,201		17,019,982
EQUITY
Share capital - common shares		5,145,820		13,177,841
Reserves		6,803,802		(6,094,530)
Undistributed results		(3,246,042)		11,154
Attributable to company shareholders		8,703,580		7,094,465
Attributable to non-controlling interest		84,877		206,084
TOTAL EQUITY		8,788,457		7,300,549
TOTAL LIABILITIES AND EQUITY		37,697,610		33,454,683
Unrestricted subsidiaries [Member] | Parent Company [Member]
CURRENT ASSETS
Cash and cash equivalents		643,406		2,040,915
Margin cash		514		2,837
Trade accounts receivable		1,188,544		1,007,612
Dividends receivable
Inventories		1,157,677		1,001,817
Biological assets		538,523		482,420
Recoverable taxes		241,507		165,867
Derivative assets		14,631		7,354
Other current assets		202,424		107,465
TOTAL CURRENT ASSETS		3,987,226		4,816,287
NON-CURRENT ASSETS
Long-term investments
Biological assets		355,216		316,420
Deferred income taxes		31,474		36,543
Other non-current assets		109,975		58,800
TOTAL OTHER NON-CURRENT ASSETS		496,665		411,763
Property, plant and equipment		3,568,139		3,175,225
Right of use assets		242,821		241,512
Intangible assets		882,902		862,987
Goodwill		1,338,884		1,239,073
TOTAL NON-CURRENT ASSETS		6,529,411		5,930,560
TOTAL ASSETS		10,516,637		10,746,847
CURRENT LIABILITIES
Trade accounts payable		1,895,272		1,718,013
Loans and financing		51,157		53,652
Income taxes		123,994		60,134
Other taxes payable		33,066		8,773
Payroll and social charges		487,160		470,292
Lease liabilities		60,670		63,894
Dividends payable
Derivative liabilities		4,187		4,669
Other current liabilities		319,178		160,904
TOTAL CURRENT LIABILITIES		2,974,684		2,540,331
NON-CURRENT LIABILITIES
Loans and financing		3,091,190		3,203,499
Income and other taxes payable		22,580		21,227
Payroll and social charges		(15,835)		(10,590)
Lease liabilities		200,153		197,200
Deferred income taxes		474,322		453,226
Related party payable
Other non-current liabilities		8,042		16,353
TOTAL NON-CURRENT LIABILITIES		3,780,452		3,880,915
EQUITY
Share capital - common shares		1,351,259
Reserves		(221,108)		3,502,940
Undistributed results		1,897,016		(11,154)
Attributable to company shareholders		3,027,167		3,491,786
Attributable to non-controlling interest		734,334		833,815
TOTAL EQUITY		3,761,501		4,325,601
TOTAL LIABILITIES AND EQUITY		10,516,637		10,746,847
Eliminations [Member] | Parent Company [Member]
CURRENT ASSETS
Cash and cash equivalents
Margin cash
Trade accounts receivable		(11,906)		(5,232)
Dividends receivable
Inventories
Biological assets
Recoverable taxes		(6,057)		(12,186)
Derivative assets
Other current assets		(11,863)		(6,953)
TOTAL CURRENT ASSETS		(29,826)		(24,371)
NON-CURRENT ASSETS
Long-term investments
Recoverable taxes
Biological assets
Related party receivables
Deferred income taxes		(768)
Other non-current assets
TOTAL OTHER NON-CURRENT ASSETS		(768)
Investments in equity-accounted investees		(3,027,167)		(3,491,786)
Property, plant and equipment
Right of use assets
Intangible assets
Goodwill
TOTAL NON-CURRENT ASSETS		(3,027,935)		(3,491,786)
TOTAL ASSETS		(3,057,761)		(3,516,157)
CURRENT LIABILITIES
Trade accounts payable		(10,330)		(5,232)
Supply chain finance
Loans and financing
Income taxes		(6,057)		(12,186)
Other taxes payable
Payroll and social charges
Lease liabilities
Dividends payable
Provisions for legal proceedings
Derivative liabilities
Other current liabilities		(13,439)
TOTAL CURRENT LIABILITIES		(29,826)		(17,418)
NON-CURRENT LIABILITIES
Loans and financing
Income and other taxes payable
Payroll and social charges
Lease liabilities
Deferred income taxes		(768)
Provisions for legal proceedings
Related party payable
Derivative liabilities
Other non-current liabilities				(6,953)
TOTAL NON-CURRENT LIABILITIES		(768)		(6,953)
EQUITY
Share capital - common shares		(6,461,965)
Reserves				(3,491,786)
Undistributed results		3,434,798
Attributable to company shareholders		(3,027,167)		(3,491,786)
Attributable to non-controlling interest
TOTAL EQUITY		(3,027,167)		(3,491,786)
TOTAL LIABILITIES AND EQUITY		$ (3,057,761)		$ (3,516,157)

[1]	The reserves for 2024 have been aggregated to ensure comparability, considering the corporate restructuring that occurred in 2025 (see Note 1.1).